Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Capital Reserve	Retained Earnings	Accumulated Other Comprehensive Loss	Total Shareholders' Equity	Non-controlling Interest	Total
Balance at Mar. 31, 2023	$ 14,694,327	$ 9,078,915	$ 13,577,844	$ (8,069,343)	$ 29,281,743		$ 29,281,743
Balance (in Shares) at Mar. 31, 2023	36,250,054
Issuance of ordinary shares	$ 2,022,512	1,724,770			3,747,282		3,747,282
Issuance of ordinary shares (in Shares)	5,970,152
Issuance of investors’ warrants		(541,494)			(541,494)		(541,494)
Net income (loss) for the year			7,478,936		7,478,936		7,478,936
Foreign currency translation gain (loss)				(3,923,683)	(3,923,683)		(3,923,683)
Balance at Mar. 31, 2024	$ 16,716,839	10,262,191	21,056,780	(11,993,026)	36,042,784		36,042,784
Balance (in Shares) at Mar. 31, 2024	42,220,206
Issuance of ordinary shares for warrants redemption	$ 14,741	33,495			48,236		48,236
Issuance of ordinary shares for warrants redemption, (in Shares)	107,600
Transfer of capital to capital reserve	$ (16,650,430)	16,650,430
Net income (loss) for the year			6,638,488		6,638,488		6,638,488
Foreign currency translation gain (loss)				284,522	284,522		284,522
Balance at Mar. 31, 2025	$ 81,150	26,946,116	27,695,268	(11,708,504)	43,014,030		$ 43,014,030
Balance (in Shares) at Mar. 31, 2025	42,327,806						42,220,206
Capital Contribution from Non-controlling Shareholders						159,884	$ 159,884
Dividend declared for the year			(534,114)		(534,114)		(534,114)
Net income (loss) for the year			716,730		716,730	(65,434)	651,296
Foreign currency translation gain (loss)				(2,131,299)	(2,131,299)	5,381	(2,125,918)
Balance at Mar. 31, 2026	$ 81,150	$ 26,946,116	$ 27,877,884	$ (13,839,803)	$ 41,065,347	$ 99,831	$ 41,165,178
Balance (in Shares) at Mar. 31, 2026	42,327,806						42,327,806